INCOME TAX - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%	23.00%
Deferred Tax Assets, Valuation Allowance	$ 28,622	$ 25,414
Israel [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%
US [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	21.00%	21.00%
CA [Member]
Income Tax [Line Items]
State tax rate	8.84%
NY [Member]
Income Tax [Line Items]
State tax rate	6.50%
NYC [Member]
Income Tax [Line Items]
State tax rate	6.50%
Domestic [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 20,811	$ 20,444
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward	14,651
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	25,734
Deferred Tax Assets, Valuation Allowance	7,811	$ 4,970
Parent Company [Member] | Foreign [Member]
Income Tax [Line Items]
Other carryforward	423
Operating loss carryforward	74,569
Deferred Tax Assets, Valuation Allowance	$ 24,106